RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 - RELATED PARTY TRANSACTIONS

On August 8, 2017, Chad Sykes, Founder and Chief of Cultivation, returned 2,500,000 shares of common stock to the Company related to the merger of the Company and Alamo CBD. The Company recorded fair value of $550,000 ($0.22 per share) based upon the most recent trading price per share of the Company’s stock.

On September 6, 2017, the Company issued 2,957,763 shares of common stock to Dr. Lang Coleman, Director, related to the merger of the Company and Alamo CBD.

On September 6, 2017, the Company issued 758,401 shares of common stock Rick Gutshall, Interim-Chief Executive Office, Chief Financial Officer and Director, related to the merger of the Company and Alamo CBD.

On September 15, 2017, the Company issued 250,000 shares of common stock related to an Employment Agreement with Annette Knebel, Chief Accounting Officer and Director.

NOTE 10 - RELATED PARTY TRANSACTIONS

On May 9, 2016, the Company entered into a Director Agreement with Pawel Hardej. The Company will reimburse the Director for reasonable travel and other incidental expenses incurred by the Director in performing his services and attending meetings as approved in advance by the Company. The Company shall award to the Director 166,560 shares of common stock over a two-year period as directed in the Director Agreement. As of December 31, 2016, the Company issued 20,820 shares of common stock having a fair value of $13,512 ($0.65/share) based upon the most recent trading price per share of the Company’s common stock (See Note 11).

On April 8, 2016 the Company entered into an employment agreement with John Zimmerman, to serve as a Vice President of Business Development. The term of the agreement will continue until April 8, 2017, unless the employment is sooner terminated by the Board of Directors. As compensation for services, the employee will receive 100,000 shares of common stock and a percentage of closed projects as follows:

●	5% on Purchase Orders (facilities and production finishing hardware) minus taxes, fees and shipping for sole sourced projects that lead to a signed Design Build Agreement.

●	5% of Facilities portion of Purchase Order only on signed Design Build agreements brought in from Authorized Dealers.

●	Discretionary % split agreed to by Executive on a case-by-case basis for supporting services he chooses to bring into closing an agreement.

●	Compensation payments dispersed at the same % rate as the contractually agreed client payments schedule is received from the client/finance group (i.e.: 5% down, 50% at Purchase Order, 45% at shipping, etc.)

On April 8, 2016, we issued 100,000 shares of common stock related to an Executive Employment Agreement with John Zimmerman. The Company recorded fair value of $54,500 ($0.545/share) based upon the most recent trading price per share of the Company’s stock (See Note 11).

On March 1, 2015, the Company entered into a Director Agreement with William Jamieson. The Company will reimburse the Director for reasonable travel and other incidental expenses incurred by the Director in performing his services and attending meetings as approved in advance by the Company. The Company shall award to the Director 166,560 shares of common stock pursuant to the Company’s 2015 Stock Incentive over a two-year period as directed in the Director Agreement. As of December 31, 2016, the Company issued 83,280 shares of common stock having a fair value of $36,435 ($0.30 - $0.5/share) based upon the most recent trading price per share of the Company’s common stock (See Note 11).

On May 9, 2016, Mr. William Jamieson resigned as a Director in the Company. Mr. Jamieson’s resignation was not the result of any disagreement with us on any matter relating to our operations, policies (including accounting or financial policies) or practices. A majority of the Board of Directors decided to restructure the Board of Directors to better reflect the Company’s current business direction and Mr. Jamieson voluntarily agreed to resign as part of that restructuring effort. Mr. Jamieson was issued 83,280 shares of common stock as part of an agreement with the Company and the Company recorded a fair value of $54,049($0.649/share) based upon the most recent trading price per share of the Company’s common stock (See Note 11).

On August 14, 2015, the Company entered into an employment agreement with John Choo, the executive to serve as a Company President. The term of the agreement will continue until August 14, 2016, unless the employment is sooner terminated by the Board of Directors. The Company is currently in process extending the agreement. As compensation for services, the employee will receive annual compensation of $60,000. In addition, the employee will receive 355,060 shares of common stock. In addition, the Company shall award to the Director 166,560 shares of common stock pursuant to the Company’s 2015 Stock Incentive over a two-year period as directed in the Director Agreement. As of December 31, 2016, the Company issued 355,060 shares in common stock having a fair value of $164,393 ($0.46/share) and 104,100 shares of common stock having a fair value of $48,723 ($0.30 - $0.59/share) based upon the most recent trading price per share of the Company’s common stock (See Note 11).

In May 2015, the Company issued 50,000 shares of common stock to Chad Sykes, our former CEO having a fair value of $25,500 ($0.51/share) based upon the most recent trading price per share of the Company’s common stock (See Note 11).

In November 17, 2015 the Company issued 125,000 shares of common stock to the Company’s legal counsel as part of legal fees having a fair value of $56,250 ($0.45/share) based upon the most recent trading price per share of the Company’s common stock (See Note 11).